Note 18 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Reported Value Measurement [Member]
Other receivables, fair value	$ 4,238	$ 4,881
Long-term debt, fair value	1,182,107	734,463
Estimate of Fair Value Measurement [Member]
Other receivables, fair value	4,238	4,881
Long-term debt, fair value	$ 1,183,854	$ 736,818